Significant Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Jun. 30, 2020 item
Classification of the Partnership interests:
Percentage of available cash required to be distributed	100.00%
Number of days after quarter end to distribute cash to partner	45 days
Impairment of vessels
Tangible fixed assets	$ 2,206,618	$ 2,286,430
Charter rate term used to determine rate	3 years
Annual escalation factor for operating expenses (as a percent)	1.00%
Impairment loss	$ 23,923	$ 138,848
Minimum
Impairment of vessels
Discount rate used to estimate future cash flows	6.10%	7.00%
Maximum
Impairment of vessels
Discount rate used to estimate future cash flows	6.40%	7.25%
Vessels
Impairment of vessels
Tangible fixed assets	$ 2,203,899	$ 2,286,430
Steam vessels
Impairment of vessels
Number of vessels with carrying amount higher than the charter free market values | item	5		5
Discount rate used to estimate future cash flows	6.40%
Number of vessels for which value in use is lower than carrying amount | item	4
Impairment loss	$ 23,923
TFDE vessels
Impairment of vessels
Number of vessels with carrying amount higher than the charter free market values | item	6		6
Number of additional vessels with carrying amount higher than the charter free market values | item	2
Impairment loss	$ 0